Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Weighted-Average Leases

Supplemental weighted-average information for leases was as follows:

	December 31,
	2024	2023
	U.S. dollars in thousands
Weighted-average remaining lease term	3.97 years	1.51 years
Weighted-average discount rate	8.25%	10%

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of December 31, 2024, were as follows:

2025		$108
2026		65
2027		65
2028		65
2029		33
	$
Total future operating lease payments		$336
Less: imputed interest		$(48)
Present value of lease liability		$288